Risk management - Schedule of exposure to risk, forborne loans (Details) € in Millions	12 Months Ended
	Dec. 31, 2025 EUR (€) transactions	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 EUR (€)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	€ 300,026	€ 283,497	€ 243,203
Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	€ (520)	€ (349)	€ (286)
Forborne loan portfolio | Credit risk | Without collateral
Disclosure of nature and extent of risks arising from financial instruments [line items]
Number of transactions (in loans) | transactions	3,490,210
Forborne loan portfolio | Credit risk | Of which property collateral
Disclosure of nature and extent of risks arising from financial instruments [line items]
Number of transactions (in loans) | transactions	558,424
Forborne loan portfolio | Credit risk | Real estate guarantee
Disclosure of nature and extent of risks arising from financial instruments [line items]
Maximum amount of the actual collateral that can be considered	€ 7,145
Forborne loan portfolio | Credit risk | Rest of real guarantees
Disclosure of nature and extent of risks arising from financial instruments [line items]
Maximum amount of the actual collateral that can be considered	€ 4,715
Forborne loan portfolio | Credit risk | Credit impaired | Without collateral
Disclosure of nature and extent of risks arising from financial instruments [line items]
Number of transactions (in loans) | transactions	1,916,935
Forborne loan portfolio | Credit risk | Credit impaired | Of which property collateral
Disclosure of nature and extent of risks arising from financial instruments [line items]
Number of transactions (in loans) | transactions	323,505
Forborne loan portfolio | Credit risk | Credit impaired | Real estate guarantee
Disclosure of nature and extent of risks arising from financial instruments [line items]
Maximum amount of the actual collateral that can be considered	€ 2,923
Forborne loan portfolio | Credit risk | Credit impaired | Rest of real guarantees
Disclosure of nature and extent of risks arising from financial instruments [line items]
Maximum amount of the actual collateral that can be considered	2,663
Forborne loan portfolio | Credit risk | Gross carrying amount | Without collateral
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	9,751
Forborne loan portfolio | Credit risk | Gross carrying amount | Of which property collateral
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	15,484
Forborne loan portfolio | Credit risk | Gross carrying amount | Credit impaired | Without collateral
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	5,354
Forborne loan portfolio | Credit risk | Gross carrying amount | Credit impaired | Of which property collateral
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	7,980
Forborne loan portfolio | Credit risk | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(6,480)
Forborne loan portfolio | Credit risk | Accumulated impairment | Credit impaired
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	€ (5,508)
Forborne loan portfolio | Credit risk | Credit entities | Without collateral
Disclosure of nature and extent of risks arising from financial instruments [line items]
Number of transactions (in loans) | transactions	0
Forborne loan portfolio | Credit risk | Credit entities | Of which property collateral
Disclosure of nature and extent of risks arising from financial instruments [line items]
Number of transactions (in loans) | transactions	0
Forborne loan portfolio | Credit risk | Credit entities | Real estate guarantee
Disclosure of nature and extent of risks arising from financial instruments [line items]
Maximum amount of the actual collateral that can be considered	€ 0
Forborne loan portfolio | Credit risk | Credit entities | Rest of real guarantees
Disclosure of nature and extent of risks arising from financial instruments [line items]
Maximum amount of the actual collateral that can be considered	€ 0
Forborne loan portfolio | Credit risk | Credit entities | Credit impaired | Without collateral
Disclosure of nature and extent of risks arising from financial instruments [line items]
Number of transactions (in loans) | transactions	0
Forborne loan portfolio | Credit risk | Credit entities | Credit impaired | Of which property collateral
Disclosure of nature and extent of risks arising from financial instruments [line items]
Number of transactions (in loans) | transactions	0
Forborne loan portfolio | Credit risk | Credit entities | Credit impaired | Real estate guarantee
Disclosure of nature and extent of risks arising from financial instruments [line items]
Maximum amount of the actual collateral that can be considered	€ 0
Forborne loan portfolio | Credit risk | Credit entities | Credit impaired | Rest of real guarantees
Disclosure of nature and extent of risks arising from financial instruments [line items]
Maximum amount of the actual collateral that can be considered	0
Forborne loan portfolio | Credit risk | Credit entities | Gross carrying amount | Without collateral
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	0
Forborne loan portfolio | Credit risk | Credit entities | Gross carrying amount | Of which property collateral
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	0
Forborne loan portfolio | Credit risk | Credit entities | Gross carrying amount | Credit impaired | Without collateral
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	0
Forborne loan portfolio | Credit risk | Credit entities | Gross carrying amount | Credit impaired | Of which property collateral
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	0
Forborne loan portfolio | Credit risk | Credit entities | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	0
Forborne loan portfolio | Credit risk | Credit entities | Accumulated impairment | Credit impaired
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	€ 0
Forborne loan portfolio | Credit risk | Public sector | Without collateral
Disclosure of nature and extent of risks arising from financial instruments [line items]
Number of transactions (in loans) | transactions	14
Forborne loan portfolio | Credit risk | Public sector | Of which property collateral
Disclosure of nature and extent of risks arising from financial instruments [line items]
Number of transactions (in loans) | transactions	9
Forborne loan portfolio | Credit risk | Public sector | Real estate guarantee
Disclosure of nature and extent of risks arising from financial instruments [line items]
Maximum amount of the actual collateral that can be considered	€ 5
Forborne loan portfolio | Credit risk | Public sector | Rest of real guarantees
Disclosure of nature and extent of risks arising from financial instruments [line items]
Maximum amount of the actual collateral that can be considered	€ 0
Forborne loan portfolio | Credit risk | Public sector | Credit impaired | Without collateral
Disclosure of nature and extent of risks arising from financial instruments [line items]
Number of transactions (in loans) | transactions	5
Forborne loan portfolio | Credit risk | Public sector | Credit impaired | Of which property collateral
Disclosure of nature and extent of risks arising from financial instruments [line items]
Number of transactions (in loans) | transactions	9
Forborne loan portfolio | Credit risk | Public sector | Credit impaired | Real estate guarantee
Disclosure of nature and extent of risks arising from financial instruments [line items]
Maximum amount of the actual collateral that can be considered	€ 5
Forborne loan portfolio | Credit risk | Public sector | Credit impaired | Rest of real guarantees
Disclosure of nature and extent of risks arising from financial instruments [line items]
Maximum amount of the actual collateral that can be considered	0
Forborne loan portfolio | Credit risk | Public sector | Gross carrying amount | Without collateral
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	6
Forborne loan portfolio | Credit risk | Public sector | Gross carrying amount | Of which property collateral
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	7
Forborne loan portfolio | Credit risk | Public sector | Gross carrying amount | Credit impaired | Without collateral
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	2
Forborne loan portfolio | Credit risk | Public sector | Gross carrying amount | Credit impaired | Of which property collateral
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	7
Forborne loan portfolio | Credit risk | Public sector | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(8)
Forborne loan portfolio | Credit risk | Public sector | Accumulated impairment | Credit impaired
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	€ (8)
Forborne loan portfolio | Credit risk | Other financial institutions and: individual shareholder | Without collateral
Disclosure of nature and extent of risks arising from financial instruments [line items]
Number of transactions (in loans) | transactions	933
Forborne loan portfolio | Credit risk | Other financial institutions and: individual shareholder | Of which property collateral
Disclosure of nature and extent of risks arising from financial instruments [line items]
Number of transactions (in loans) | transactions	462
Forborne loan portfolio | Credit risk | Other financial institutions and: individual shareholder | Real estate guarantee
Disclosure of nature and extent of risks arising from financial instruments [line items]
Maximum amount of the actual collateral that can be considered	€ 117
Forborne loan portfolio | Credit risk | Other financial institutions and: individual shareholder | Rest of real guarantees
Disclosure of nature and extent of risks arising from financial instruments [line items]
Maximum amount of the actual collateral that can be considered	€ 15
Forborne loan portfolio | Credit risk | Other financial institutions and: individual shareholder | Credit impaired | Without collateral
Disclosure of nature and extent of risks arising from financial instruments [line items]
Number of transactions (in loans) | transactions	579
Forborne loan portfolio | Credit risk | Other financial institutions and: individual shareholder | Credit impaired | Of which property collateral
Disclosure of nature and extent of risks arising from financial instruments [line items]
Number of transactions (in loans) | transactions	259
Forborne loan portfolio | Credit risk | Other financial institutions and: individual shareholder | Credit impaired | Real estate guarantee
Disclosure of nature and extent of risks arising from financial instruments [line items]
Maximum amount of the actual collateral that can be considered	€ 22
Forborne loan portfolio | Credit risk | Other financial institutions and: individual shareholder | Credit impaired | Rest of real guarantees
Disclosure of nature and extent of risks arising from financial instruments [line items]
Maximum amount of the actual collateral that can be considered	11
Forborne loan portfolio | Credit risk | Other financial institutions and: individual shareholder | Gross carrying amount | Without collateral
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	94
Forborne loan portfolio | Credit risk | Other financial institutions and: individual shareholder | Gross carrying amount | Of which property collateral
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	182
Forborne loan portfolio | Credit risk | Other financial institutions and: individual shareholder | Gross carrying amount | Credit impaired | Without collateral
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	50
Forborne loan portfolio | Credit risk | Other financial institutions and: individual shareholder | Gross carrying amount | Credit impaired | Of which property collateral
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	75
Forborne loan portfolio | Credit risk | Other financial institutions and: individual shareholder | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(94)
Forborne loan portfolio | Credit risk | Other financial institutions and: individual shareholder | Accumulated impairment | Credit impaired
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	€ (89)
Forborne loan portfolio | Credit risk | Non-financial institutions and individual shareholder | Without collateral
Disclosure of nature and extent of risks arising from financial instruments [line items]
Number of transactions (in loans) | transactions	489,192
Forborne loan portfolio | Credit risk | Non-financial institutions and individual shareholder | Of which property collateral
Disclosure of nature and extent of risks arising from financial instruments [line items]
Number of transactions (in loans) | transactions	42,700
Forborne loan portfolio | Credit risk | Non-financial institutions and individual shareholder | Real estate guarantee
Disclosure of nature and extent of risks arising from financial instruments [line items]
Maximum amount of the actual collateral that can be considered	€ 3,271
Forborne loan portfolio | Credit risk | Non-financial institutions and individual shareholder | Rest of real guarantees
Disclosure of nature and extent of risks arising from financial instruments [line items]
Maximum amount of the actual collateral that can be considered	€ 923
Forborne loan portfolio | Credit risk | Non-financial institutions and individual shareholder | Credit impaired | Without collateral
Disclosure of nature and extent of risks arising from financial instruments [line items]
Number of transactions (in loans) | transactions	296,008
Forborne loan portfolio | Credit risk | Non-financial institutions and individual shareholder | Credit impaired | Of which property collateral
Disclosure of nature and extent of risks arising from financial instruments [line items]
Number of transactions (in loans) | transactions	26,767
Forborne loan portfolio | Credit risk | Non-financial institutions and individual shareholder | Credit impaired | Real estate guarantee
Disclosure of nature and extent of risks arising from financial instruments [line items]
Maximum amount of the actual collateral that can be considered	€ 1,166
Forborne loan portfolio | Credit risk | Non-financial institutions and individual shareholder | Credit impaired | Rest of real guarantees
Disclosure of nature and extent of risks arising from financial instruments [line items]
Maximum amount of the actual collateral that can be considered	420
Forborne loan portfolio | Credit risk | Non-financial institutions and individual shareholder | Gross carrying amount | Without collateral
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	5,095
Forborne loan portfolio | Credit risk | Non-financial institutions and individual shareholder | Gross carrying amount | Of which property collateral
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	5,596
Forborne loan portfolio | Credit risk | Non-financial institutions and individual shareholder | Gross carrying amount | Credit impaired | Without collateral
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	2,901
Forborne loan portfolio | Credit risk | Non-financial institutions and individual shareholder | Gross carrying amount | Credit impaired | Of which property collateral
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	2,585
Forborne loan portfolio | Credit risk | Non-financial institutions and individual shareholder | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(2,713)
Forborne loan portfolio | Credit risk | Non-financial institutions and individual shareholder | Accumulated impairment | Credit impaired
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	€ (2,420)
Forborne loan portfolio | Credit risk | Construction and property development | Without collateral
Disclosure of nature and extent of risks arising from financial instruments [line items]
Number of transactions (in loans) | transactions	249
Forborne loan portfolio | Credit risk | Construction and property development | Of which property collateral
Disclosure of nature and extent of risks arising from financial instruments [line items]
Number of transactions (in loans) | transactions	523
Forborne loan portfolio | Credit risk | Construction and property development | Real estate guarantee
Disclosure of nature and extent of risks arising from financial instruments [line items]
Maximum amount of the actual collateral that can be considered	€ 695
Forborne loan portfolio | Credit risk | Construction and property development | Rest of real guarantees
Disclosure of nature and extent of risks arising from financial instruments [line items]
Maximum amount of the actual collateral that can be considered	€ 4
Forborne loan portfolio | Credit risk | Construction and property development | Credit impaired | Without collateral
Disclosure of nature and extent of risks arising from financial instruments [line items]
Number of transactions (in loans) | transactions	167
Forborne loan portfolio | Credit risk | Construction and property development | Credit impaired | Of which property collateral
Disclosure of nature and extent of risks arising from financial instruments [line items]
Number of transactions (in loans) | transactions	264
Forborne loan portfolio | Credit risk | Construction and property development | Credit impaired | Real estate guarantee
Disclosure of nature and extent of risks arising from financial instruments [line items]
Maximum amount of the actual collateral that can be considered	€ 115
Forborne loan portfolio | Credit risk | Construction and property development | Credit impaired | Rest of real guarantees
Disclosure of nature and extent of risks arising from financial instruments [line items]
Maximum amount of the actual collateral that can be considered	4
Forborne loan portfolio | Credit risk | Construction and property development | Gross carrying amount | Without collateral
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	21
Forborne loan portfolio | Credit risk | Construction and property development | Gross carrying amount | Of which property collateral
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	739
Forborne loan portfolio | Credit risk | Construction and property development | Gross carrying amount | Credit impaired | Without collateral
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	3
Forborne loan portfolio | Credit risk | Construction and property development | Gross carrying amount | Credit impaired | Of which property collateral
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	156
Forborne loan portfolio | Credit risk | Construction and property development | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(75)
Forborne loan portfolio | Credit risk | Construction and property development | Accumulated impairment | Credit impaired
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	€ (50)
Forborne loan portfolio | Credit risk | Other warehouses | Without collateral
Disclosure of nature and extent of risks arising from financial instruments [line items]
Number of transactions (in loans) | transactions	3,000,071
Forborne loan portfolio | Credit risk | Other warehouses | Of which property collateral
Disclosure of nature and extent of risks arising from financial instruments [line items]
Number of transactions (in loans) | transactions	515,253
Forborne loan portfolio | Credit risk | Other warehouses | Real estate guarantee
Disclosure of nature and extent of risks arising from financial instruments [line items]
Maximum amount of the actual collateral that can be considered	€ 3,752
Forborne loan portfolio | Credit risk | Other warehouses | Rest of real guarantees
Disclosure of nature and extent of risks arising from financial instruments [line items]
Maximum amount of the actual collateral that can be considered	€ 3,777
Forborne loan portfolio | Credit risk | Other warehouses | Credit impaired | Without collateral
Disclosure of nature and extent of risks arising from financial instruments [line items]
Number of transactions (in loans) | transactions	1,620,343
Forborne loan portfolio | Credit risk | Other warehouses | Credit impaired | Of which property collateral
Disclosure of nature and extent of risks arising from financial instruments [line items]
Number of transactions (in loans) | transactions	296,470
Forborne loan portfolio | Credit risk | Other warehouses | Credit impaired | Real estate guarantee
Disclosure of nature and extent of risks arising from financial instruments [line items]
Maximum amount of the actual collateral that can be considered	€ 1,730
Forborne loan portfolio | Credit risk | Other warehouses | Credit impaired | Rest of real guarantees
Disclosure of nature and extent of risks arising from financial instruments [line items]
Maximum amount of the actual collateral that can be considered	2,232
Forborne loan portfolio | Credit risk | Other warehouses | Gross carrying amount | Without collateral
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	4,556
Forborne loan portfolio | Credit risk | Other warehouses | Gross carrying amount | Of which property collateral
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	9,699
Forborne loan portfolio | Credit risk | Other warehouses | Gross carrying amount | Credit impaired | Without collateral
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	2,401
Forborne loan portfolio | Credit risk | Other warehouses | Gross carrying amount | Credit impaired | Of which property collateral
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	5,313
Forborne loan portfolio | Credit risk | Other warehouses | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(3,665)
Forborne loan portfolio | Credit risk | Other warehouses | Accumulated impairment | Credit impaired
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	€ (2,991)
Non-current assets or disposal groups classified as held for sale | Credit risk | Without collateral
Disclosure of nature and extent of risks arising from financial instruments [line items]
Number of transactions (in loans) | transactions	13,499
Non-current assets or disposal groups classified as held for sale | Credit risk | Of which property collateral
Disclosure of nature and extent of risks arising from financial instruments [line items]
Number of transactions (in loans) | transactions	4,630
Non-current assets or disposal groups classified as held for sale | Credit risk | Real estate guarantee
Disclosure of nature and extent of risks arising from financial instruments [line items]
Maximum amount of the actual collateral that can be considered	€ 406
Non-current assets or disposal groups classified as held for sale | Credit risk | Rest of real guarantees
Disclosure of nature and extent of risks arising from financial instruments [line items]
Maximum amount of the actual collateral that can be considered	€ 14
Non-current assets or disposal groups classified as held for sale | Credit risk | Credit impaired | Without collateral
Disclosure of nature and extent of risks arising from financial instruments [line items]
Number of transactions (in loans) | transactions	6,901
Non-current assets or disposal groups classified as held for sale | Credit risk | Credit impaired | Of which property collateral
Disclosure of nature and extent of risks arising from financial instruments [line items]
Number of transactions (in loans) | transactions	1,720
Non-current assets or disposal groups classified as held for sale | Credit risk | Credit impaired | Real estate guarantee
Disclosure of nature and extent of risks arising from financial instruments [line items]
Maximum amount of the actual collateral that can be considered	€ 110
Non-current assets or disposal groups classified as held for sale | Credit risk | Credit impaired | Rest of real guarantees
Disclosure of nature and extent of risks arising from financial instruments [line items]
Maximum amount of the actual collateral that can be considered	5
Non-current assets or disposal groups classified as held for sale | Credit risk | Gross carrying amount | Without collateral
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	261
Non-current assets or disposal groups classified as held for sale | Credit risk | Gross carrying amount | Of which property collateral
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	566
Non-current assets or disposal groups classified as held for sale | Credit risk | Gross carrying amount | Credit impaired | Without collateral
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	120
Non-current assets or disposal groups classified as held for sale | Credit risk | Gross carrying amount | Credit impaired | Of which property collateral
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	235
Non-current assets or disposal groups classified as held for sale | Credit risk | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(171)
Non-current assets or disposal groups classified as held for sale | Credit risk | Accumulated impairment | Credit impaired
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	€ (145)